Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events
Subsequent Events

Note 12 — Subsequent Events

On August 14, 2023, the Company held a special meeting of stockholders (the “Second Meeting”), during which the stockholders of the Company approved a proposal to extend the Combination Period by up to six one month extensions to February 19, 2024 (the “Second Extension”).

In connection with the vote to approve the Second Extension, the holders of 861,019 public shares of common stock of the Company properly exercised their right to redeem their shares (and did not withdraw their redemption) for cash at a redemption price of approximately $10.56 per share, for an aggregate redemption amount of approximately $9.1 million (“Second Extension Redemptions”). Following the Second Extension Redemptions, the Company had 6,982,479 shares of common stock outstanding, and the aggregate amount remaining in the Trust Account at the time was approximately $35.8 million.

In connection with the Second Extension, on August 16, 2023, our Sponsor contributed an additional $135,549 to the Trust Account, bringing the total in the Trust Account to approximately $36.0 million. On August 16, 2023, we also ameneded our Trust Agreement with the Trustee.

On August 17, 2023, in connection with the maturity, and following the Second Extension Redemptions, we purchased $36,017,036 of U.S. Treasury Securities that mature on November 17, 2023.

Note 12 — Subsequent Events

Special Meeting of Stockholders and Related Events

On February 13, 2023, in connection with the Meeting, the holders of 10,125,252 public shares of common stock of the Company elected to redeem their shares for cash at a redemption price of approximately $10.27 per share, for an aggregate redemption amount of approximately $103.9 million.

At the meeting, the Company’s the date by which the Company has to consummate a business combination was extended for six months, from February 19, 2023 to August 19, 2023.

Following the Meeting and subsequent redemptions, the Company had 4,249,748 shares of Class A common stock subject to redemption outstanding, and the aggregate amount remaining in the Trust Account at the time was $43,662,709.

On February 14, 2023, the Company’s Sponsor, Seaport Global SPAC II, LLC, contributed to the Company for purposes of making a deposit into the Company’s trust account of an aggregate of 200,000 shares of Class B common stock for the benefit of the public shares that were not redeemed by the public shareholders in connection with the Meeting. Following the foregoing contribution, the Sponsor owned 3,393,750 shares of Class B common stock.

On February 16, 2023, the Sponsor converted 3,393,750 shares of Class B Common Stock into 3,393,750 shares of Class A Common Stock, which represents 44.4% of the outstanding shares of the Company’s Class A Common Stock.

Working Capital and Related Party Loans

On February 16, 2023, the Sponsor entered into a promissory note with us in the amount of $1,500,000, of which $400,000 was extended to the Company. The promissory note allows for repayment of amounts due under the note either through the conversion into warrants at $1.00 per warrant or for repayment in cash at the time of the closing of the Business Combination. As of December 31, 2022 and 2021, no such loans had been extended to the Company.

Purchase of Treasury Securities Subsequent to the Meeting

On February 23, subsequent to the Meeting, the Company purchased 44,526,000 of U.S. Treasury Securities that mature on May 25, 2023, for a total of $44,006,010.

Trust Account Withdrawal

On February 23, 2023, the Company withdrew $582,139 from the Trust Account to meet its income tax and Delaware franchise tax obligations.